Short-Term Invstments	6 Months Ended
Mar. 31, 2026
Short-Term Invstments [Abstract]
SHORT-TERM INVSTMENTS

NOTE 7 — SHORT-TERM INVSTMENTS

The Company’s short-term investments consist of bonds purchased from Hongkong and Shanghai Banking Corporation Limited (“HSBC”) with a term of three months and a maturity date of April 23, 2026. The bonds bear a fixed interest rate of 1.83% per annum. The movement of short-term investments is as follows:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Beginning balance	$-	$-
Add: purchase bond from HSBC	1,490,203	-
Ending balance	$1,490,203	$-